Property, Plant and Equipment - Schedule of Reconciliation of Changes in Property, Plant and Equipment (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	¥ 1,968,209	¥ 1,989,777
Ending of period	2,120,639	1,968,209
Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,117,720	1,171,629
Ending of period	1,169,518	1,117,720
Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	385,195	395,865
Ending of period	416,109	385,195
Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	51,587	49,761
Ending of period	53,366	51,587
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	104,119	105,572
Ending of period	108,312	104,119
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	309,589	266,950
Ending of period	373,334	309,589
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	3,273,239	3,210,478
Additions and other increases	200,067	225,155
Transfers	0	0
Disposals and other decreases	(58,633)	(79,245)
Reclassification to assets held for sale (Note 18)	(11,581)	(38,803)
Foreign currency translation differences	249,416	(44,345)
Ending of period	3,652,509	3,273,239
Acquisition cost | Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	1,671,876	1,679,054
Additions and other increases	32,610	37,969
Transfers	31,982	36,236
Disposals and other decreases	(15,345)	(36,322)
Reclassification to assets held for sale (Note 18)	(3,061)	(22,552)
Foreign currency translation differences	118,010	(22,509)
Ending of period	1,836,073	1,671,876
Acquisition cost | Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	995,309	981,944
Additions and other increases	24,540	22,271
Transfers	49,066	48,722
Disposals and other decreases	(28,536)	(29,931)
Reclassification to assets held for sale (Note 18)	(7,322)	(15,493)
Foreign currency translation differences	78,813	(12,205)
Ending of period	1,111,871	995,309
Acquisition cost | Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	180,056	164,945
Additions and other increases	10,636	10,480
Transfers	8,640	13,185
Disposals and other decreases	(10,213)	(5,668)
Reclassification to assets held for sale (Note 18)	(1,015)	(346)
Foreign currency translation differences	12,798	(2,539)
Ending of period	200,903	180,056
Acquisition cost | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	104,342	105,845
Additions and other increases	274	0
Transfers	56	68
Disposals and other decreases	(2,258)	0
Reclassification to assets held for sale (Note 18)	(43)	(399)
Foreign currency translation differences	6,403	(1,172)
Ending of period	108,774	104,342
Acquisition cost | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	321,656	278,689
Additions and other increases	132,007	154,435
Transfers	(89,744)	(98,211)
Disposals and other decreases	(2,281)	(7,325)
Reclassification to assets held for sale (Note 18)	(141)	(12)
Foreign currency translation differences	33,392	(5,920)
Ending of period	394,889	321,656
Accumulated depreciation and accumulated impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(1,305,030)	(1,220,701)
Disposals and other decreases	46,645	52,298
Reclassification to assets held for sale (Note 18)	6,759	25,968
Foreign currency translation differences	(91,425)	15,575
Depreciation expenses	(173,200)	(173,392)
Impairment losses	(15,619)	(4,778)
Ending of period	(1,531,870)	(1,305,030)
Accumulated depreciation and accumulated impairment losses | Buildings and structures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(554,156)	(507,425)
Disposals and other decreases	11,481	19,132
Reclassification to assets held for sale (Note 18)	1,005	14,087
Foreign currency translation differences	(36,608)	6,892
Depreciation expenses	(85,047)	(86,344)
Impairment losses	(3,230)	(498)
Ending of period	(666,555)	(554,156)
Accumulated depreciation and accumulated impairment losses | Machinery and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(610,114)	(586,080)
Disposals and other decreases	24,989	24,985
Reclassification to assets held for sale (Note 18)	4,945	11,642
Foreign currency translation differences	(43,667)	6,541
Depreciation expenses	(68,105)	(66,372)
Impairment losses	(3,809)	(830)
Ending of period	(695,761)	(610,114)
Accumulated depreciation and accumulated impairment losses | Tools, furniture, and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(128,469)	(115,184)
Disposals and other decreases	9,840	5,341
Reclassification to assets held for sale (Note 18)	809	192
Foreign currency translation differences	(9,395)	1,974
Depreciation expenses	(20,048)	(20,676)
Impairment losses	(273)	(116)
Ending of period	(147,537)	(128,469)
Accumulated depreciation and accumulated impairment losses | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(223)	(273)
Disposals and other decreases	0	0
Reclassification to assets held for sale (Note 18)	0	47
Foreign currency translation differences	(83)	3
Depreciation expenses	0	0
Impairment losses	(156)	0
Ending of period	(462)	(223)
Accumulated depreciation and accumulated impairment losses | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(12,068)	(11,739)
Disposals and other decreases	334	2,840
Reclassification to assets held for sale (Note 18)	0	0
Foreign currency translation differences	(1,672)	166
Depreciation expenses	0	0
Impairment losses	(8,150)	(3,333)
Ending of period	¥ (21,555)	¥ (12,068)